Consolidated Statements of Non-Controlling Interest and Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Silver Creek Series B Preferred Stock [Member]	Silver Creek Series C Preferred Stock [Member]	Convertible Notes [Member]	Silver Creek [Member]	Silver Creek [Member] Silver Creek Series B Preferred Stock [Member]	Silver Creek [Member] Silver Creek Series C Preferred Stock [Member]	Non-Controlling Interest [Member]	Non-Controlling Interest [Member] Silver Creek Series B Preferred Stock [Member]	Non-Controlling Interest [Member] Silver Creek Series C Preferred Stock [Member]	Non-Controlling Interest [Member] Silver Creek [Member]	Common Stock [Member]	Common Stock [Member] Convertible Notes [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Silver Creek Series B Preferred Stock [Member]	Additional Paid-In Capital [Member] Silver Creek Series C Preferred Stock [Member]	Additional Paid-In Capital [Member] Convertible Notes [Member]	Additional Paid-In Capital [Member] Silver Creek [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (43,465)							$ 337				$ 1,025		$ 527,779					$ (24)	$ (572,245)
Balance (in shares) at Dec. 31, 2013												10,252
Exercise of stock options and common stock warrants	10,425											$ 42		10,383
Exercise of stock options and common stock warrants (shares)												418
Issuance of stock due to conversion of convertible notes					$ 678						$ 366							$ 678
Issuance of preferred stock by Silver Creek Pharmaceuticals, Inc.					$ 400
Stock-based compensation	13,197													13,197
Other comprehensive income (loss)	(50)																		(50)
Loss attributable to non-controlling interest	634							(634)												634
Net loss	(83,559)																			(83,559)
Balance at Dec. 31, 2014	(102,140)							69				$ 1,067		552,037					(74)	(655,170)
Balance (in shares) at Dec. 31, 2014												10,670
Exercise of stock options and common stock warrants	10,101											$ 54		10,047
Exercise of stock options and common stock warrants (shares)												536
Issuance of common stock in at the market offering, net of issuance costs	38,560											$ 38		38,522
Issuance of common stock in at the market offering, net of issuance costs (shares)												381
Issuance of preferred stock by Silver Creek Pharmaceuticals, Inc.		$ 1,188				$ 900			$ 895						$ 1,188
Stock-based compensation	15,351													15,351
Other comprehensive income (loss)	74																		$ 74
Loss attributable to non-controlling interest	725							(725)												725
Net loss	(147,787)																			(147,787)
Balance at Dec. 31, 2015	(183,928)							239				$ 1,159		617,145						(802,232)
Balance (in shares) at Dec. 31, 2015												11,587
Exercise of stock options	$ 6,442											$ 20		6,422
Exercise of stock options (shares)	196											196
Issuance of stock due to conversion of convertible notes				$ 100,961									$ 123				$ 100,838
Issuance of stock due to conversion of convertible notes (shares)													1,237
Consideration allocated to reacquisition of conversion feature of convertible notes due 2020	$ (39,923)													(39,923)
Issuance of preferred stock by Silver Creek Pharmaceuticals, Inc.			$ 2,689				$ (800)			$ (827)						$ 2,689
Stock-based compensation	15,206													15,206
Loss attributable to non-controlling interest	951							(951)												951
Net loss	(153,518)																			(153,518)
Balance at Dec. 31, 2016	$ (251,120)							$ (1,539)				$ 1,302		$ 702,377						$ (954,799)
Balance (in shares) at Dec. 31, 2016												13,020